CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 736,555	¥ 4,806,023	¥ 4,865,824
Restricted cash	16,858	110,000	101,496
Short-term investments, net	38,314	250,000	500,000
Accounts receivable	2,664	17,381	22,801
Receivables from online payment platforms	3,943	25,728	16,190
Inventories, net	42,233	275,568	385,544
Prepaid expenses and other current assets, net	143,371	935,497	1,660,439
Amount due from a related party			90
Total current assets	983,938	6,420,197	7,552,384
Non-current assets:
Property and equipment, net	317,312	2,070,458	1,938,409
Restricted cash	3,528	23,022	14,109
Other non-current assets, net	26,054	170,002	257,359
Deferred tax assets, net	97,888	638,720
Total non-current assets	444,782	2,902,202	2,209,877
Total assets	1,428,720	9,322,399	9,762,261
Current liabilities:
Current portion of long-term borrowings			261,934
Capital lease obligation			11,537
Accounts payable	32,137	209,695	538,087
Notes payable			94,873
Accrued expenses and other current liabilities	107,757	703,117	3,193,849
Amounts due to related parties			64,175
Deferred revenues	13,513	88,174	144,924
Total current liabilities	153,407	1,000,986	4,309,379
Non-current liabilities:
Long-term borrowings			310,355
Other non-current liability	30,206	197,091
Convertible senior notes	460,000	3,001,500
Payable for SEC settlement	180,000	1,174,500
Payable for equity litigants settlement	187,500	1,223,438
Total non-current liabilities	857,706	5,596,529	310,355
Total liabilities	1,011,113	6,597,515	4,619,734
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	2,259,704	14,744,569	11,845,920
Statutory reserves	92	603	421
Accumulated deficits	(1,908,487)	(12,452,882)	(6,863,595)
Accumulated other comprehensive income	55,794	364,054	77,357
Total Company's ordinary shareholders' equity	407,106	2,656,366	5,060,124
Non-controlling interests	10,501	68,518	82,403
Total shareholders' equity	417,607	2,724,884	5,142,527
Total liabilities and shareholders' equity	1,428,720	9,322,399	9,762,261
Class A ordinary shares
Shareholders' equity:
Ordinary shares	3	20	8
Total shareholders' equity	$ 3	20	8
Class B ordinary shares
Shareholders' equity:
Ordinary shares		2	13
Total shareholders' equity		¥ 2	¥ 13